LOANS RECEIVABLE AND SHORT TERM ADVANCES (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	Apr. 21, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Interest Receivable, Current					$ 0	$ 0
Loans Receivable, Net, Total	$ 379,908	$ 0		$ 307,459	0	0
Other Receivables, Net, Current, Total	125,153	$ 0		0	0	0
Interactive Motion Technologies Inc [Member]
Loans and Leases Receivable, Related Parties				$ 300,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Interest Payable, Current					$ 0	$ 0
Interest Receivable, Current	11,158			$ 7,459
Subordinated Debt				$ 200,000
Other Receivables, Net, Current, Total	125,153		$ 125,153
Loans and Leases Receivable, Related Parties, Additions	$ 68,750
Interactive Motion Technologies Inc [Member] | Subsequent Event [Member]
Loans Receivable, Net, Total			$ 379,908